Partners’ Equity (Details Narrative) - USD ($)	6 Months Ended		7 Months Ended	10 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jul. 20, 2015	Oct. 23, 2018	Dec. 31, 2020
Class of Stock [Line Items]
Common unitholders - units issued	36,802,247				35,612,580
Common unitholders - units outstanding	36,802,247				35,612,580
General Partner unitholders - units issued	35,526				35,526
General Partner unitholders - units outstanding	35,526				35,526
Proceeds from Issuance of Common Limited Partners Units	$ 3,407,000	$ 0
Original ATM Sales Agreement [Member]
Class of Stock [Line Items]
Issuance of units in public offering	122,580
Proceeds from Issuance of Common Limited Partners Units	$ 300,000
A&R Sales Agreement [Member]
Class of Stock [Line Items]
Issuance of units in public offering	1,189,667
Proceeds from Issuance of Common Limited Partners Units	$ 3,300,000
General Partner [Member]
Class of Stock [Line Items]
General Partner Distributions	$ 0	$ 0
Sponsor [Member]
Class of Stock [Line Items]
Common unitholders - units outstanding	15,595,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of units in public offering			3,000,000
Fixed payment rate per annum	9.00%
Preferred stock liquidation preference			$ 25
Proceeds from issuance of preferred units, net of offering costs			$ 72,300,000
Underwriting discounts and commissions			24,000,000
Offering costs			$ 3,000,000
Units issued	3,000,000				3,000,000
Units outstanding	3,000,000				3,000,000
Series A Preferred Stock [Member] | Distribution From November 12, 2020 to February 11, 2021 [Member]
Class of Stock [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date	Jan. 21, 2021
Distributions paid, Per unit	$ 0.5625
Distributions per unit declared - distribution date	Feb. 12, 2021
Distributions per unit declared - record date	Feb. 05, 2021
Series A Preferred Stock [Member] | Distribution From February 12, 2021 to May 11, 2021 [Member]
Class of Stock [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date	Apr. 20, 2021
Distributions paid, Per unit	$ 0.5625
Distributions per unit declared - distribution date	May 12, 2021
Distributions per unit declared - record date	May 05, 2021
Series A Preferred Stock [Member] | Any Time On Or After August [Member]
Class of Stock [Line Items]
Redemption price per share	$ 25
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of units in public offering				2,200,000
Preferred stock liquidation preference				$ 25
Proceeds from issuance of preferred units, net of offering costs				$ 53,000,000
Underwriting discounts and commissions				$ 20,000,000
Units issued	2,200,000				2,200,000
Units outstanding	2,200,000				2,200,000
Series B Preferred Stock [Member] | Distribution From And Issue Date To But Excluding November 2023 [Member]
Class of Stock [Line Items]
Fixed payment rate per annum	8.75%
Series B Preferred Stock [Member] | Distribution From November 22, 2020 to February 21, 2021 [Member]
Class of Stock [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date	Jan. 28, 2021
Distributions paid, Per unit	$ 0.546875
Distributions per unit declared - distribution date	Feb. 22, 2021
Distributions per unit declared - record date	Feb. 15, 2021
Series B Preferred Stock [Member] | Distribution From February 22, 2021 to May 21, 2021 [Member]
Class of Stock [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date	Apr. 27, 2021
Distributions paid, Per unit	$ 0.546875
Distributions per unit declared - distribution date	May 24, 2021
Distributions per unit declared - record date	May 17, 2021
Series B Preferred Stock [Member] | From November 2023 [Member]
Class of Stock [Line Items]
Preferred stock dividend payment rate description	three-month LIBOR plus a spread of 5.593%
Floating rate per annum	5.593%
Series B Preferred Stock [Member] | Any Time On Or After November [Member]
Class of Stock [Line Items]
Redemption price per share	$ 25